Average Annual Total Returns - Class D Shares - Janus Henderson European Focus Fund	Class D Return Before Taxes 1 Year	Class D Return Before Taxes 5 Years	Class D Return Before Taxes 10 Years	Class D Return Before Taxes Since Inception	Class D Return Before Taxes Inception Date	Class D Return After Taxes on Distributions 1 Year	Class D Return After Taxes on Distributions 5 Years	Class D Return After Taxes on Distributions 10 Years	Class D Return After Taxes on Distributions Since Inception	Class D Return After Taxes on Distributions Inception Date	Class D Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class D Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class D Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class D Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Class D Return After Taxes on Distributions and Sale of Fund Shares Inception Date	MSCI Europe Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	MSCI Europe Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	MSCI Europe Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 10 Years	MSCI Europe Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception
Total	26.75%	5.40%	5.53%	12.25%	Aug. 31, 2001	26.80%	5.08%	5.17%	11.36%	Aug. 31, 2001	16.12%	4.31%	4.43%	10.53%	Aug. 31, 2001	5.38%	6.78%	5.32%	5.59%